INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2023
INCOME TAXES
Schedule of deferred income taxes

	As of September 30,
	2023	2022	2021
Deferred tax assets:
Bad debt allowance recorded for accounts receivable , other receivable, and long-term prepayments	$2,643,662	$301,885	$333,280
Inventory provision	14,972	15,355	16,952
Net operating loss carry-forward	2,850	2,924	690,882
Less: valuation allowance	(2,661,484)	—	(687,654)
Total	$—	$320,164	$353,460

Schedule of income taxes attributed to continuing operations

	For the year ended September 30,
	2023	2022	2021
Current income tax recovery	$(782,752)	$(1,340,844)	$(958,210)
Deferred income tax expenses	322,897	—	406,064
Total income tax recovery	$(459,855)	$(1,340,844)	$(552,146)

Schedule of income tax reconciliation

	For the year ended September 30,
	2023	2022	2021
Income before taxes excluded the amounts of loss incurring entities	$—	$—	—
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	—	—	—
Tax effect of 100% (75% for 2021) R&D expenses deduction	—	—	—
Tax effect of deferred tax recognized	322,897	—	406,064
Tax effect of non-deductible expenses	—	—	—
Change in unrecognized tax benefits	(782,752)	(1,340,844)	(958,210)
Income tax recovery	$(459,855)	$(1,340,844)	(552,146)

Schedule of changes in unrecognized tax benefits

	For the year ended September 30,
	2023	2022	2021
Balance at beginning period	$817,059	$2,354,832	$3,188,615
Addition for tax positions of the current year	(38,695)	—	(37,407)
Lapse of statute of limitations	(785,337)	(1,315,945)	(967,698)
Effect of exchange rate changes	6,973	(221,828)	171,322
Balance at ending period	$—	$817,059	$2,354,832